34. INSURANCE COVERAGE - CONSOLIDATED (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Operational Risks [Member]
InsuranceCoverageConsolidatedLineItems [Line Items]
Coverage	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.
Amount of coverage	R$ 3,439,170
Carriage of Goods [Member]
InsuranceCoverageConsolidatedLineItems [Line Items]
Coverage	Coverage of goods in transit and in inventories.
Amount of coverage	R$ 518,928
Civil Responsibility [Member]
InsuranceCoverageConsolidatedLineItems [Line Items]
Coverage	Third party complaints.
Amount of coverage	R$ 322,408